INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
10.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$
Cost:
Computer software	24,639	25,726	3,742
License agreement	151,177	151,177	21,988
Internet domain name	2,907	2,907	423
Brand name	86,041	86,049	12,515
	264,764	265,859	38,668
Accumulated amortization:
Computer software	(8,058)	(13,585)	(1,976)
License agreement	(7,693)	(22,730)	(3,306)
Internet domain name	(1,808)	(2,034)	(296)
Brand name	(3,944)	(12,548)	(1,825)
	(21,503)	(50,897)	(7,403)

Intangible assets, net	243,261	214,962	31,265

Amortization expenses from continuing operations for the years ended December 31, 2016, 2017 and 2018 were approximately RMB5,658, RMB13,695 and RMB31,511 (US$4,583), respectively. Amortization expenses from discontinued operations were approximately RMB1,188, RMB12,407 and RMB1,399 (US$203) for the years ended December 31, 2016, 2017 and 2018, respectively. Annual estimated amortization expense for each of the five succeeding years is as follows:

	RMB	US$

2019	29,338	4,267
2020	27,242	3,962
2021	26,123	3,799
2022	25,294	3,679
2023 and thereafter	106,965	15,558

	214,962	31,265